RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

A.	Long-term debt consists of two note payables with a related party:

1)	On October 31, 2018, Kona issued a Standard Promissory Note in favor of Robert Clark, as lender, in the original principal amount of $20,000. Mr. Clark is the Company’s President, Chief Executive Officer, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in February 2019, with the final payment due in April 2021. The outstanding principal balance of this note at June 30, 2020 and December 31, 2019 was $11,500 and $14,500, respectively.

2)	On February 19, 2019, Gold Leaf issued a Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. Mr. Clark is the Company’s President, Chief Executive Officer, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. The outstanding principal balance of this note at June 30, 2020 and December 31, 2019 was $62,500 and $65,500, respectively.

The future maturities are as follows:

December 31, 2020 (remaining six months)	$6,000
December 31, 2021	68,000
$74,000

B.	Lines of credit consists of two agreements with a related party:

1)	On April 4, 2019, Kona entered into a Line of Credit Agreement with Robert Clark, the Company’s President and Chief Executive Officer, as the lender. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bears interest at the rate of zero percent per annum. The line of credit matures on April 4, 2021, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2020 and December 31, 2019, outstanding principal was $1,291,151 and $922,151, respectively, and accrued interest was $11,989 and $0, respectively.

2)	On August 29, 2019, Gold Leaf entered into a Line of Credit Agreement with Robert Clark, the Company’s President and Chief Executive Officer, as the lender. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of zero percent per annum. The line of credit matures on August 29, 2021, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2020 and December 31, 2019, outstanding principal was $125,500 and $100,000, respectively, and accrued interest was $1,186 and $0, respectively.

NOTE 9– RELATED PARTY TRANSACTIONS

A.	Long-term debt consists of two note payables with a related party:

1)	On October 31, 2018, Kona issued a Standard Promissory Note in favor of Robert Clark, as lender, in the original principal amount of $20,000. Mr. Clark is the Company’s President, Chief Executive Officer, and Chairman the Board. The note bears no interest. Principal payments of $500 per month commenced in February 2019, with the final payment due in April 2021. The outstanding principal balance of this note at December 31, 2019 was $14,500.

2)	On February 19, 2019, Gold Leaf issued a Standard Promissory Note in favor of Robert Clark, as lender, in the original principal amount of $70,000. Mr. Clark is the Company’s President, Chief Executive Officer, and Chairman the Board. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. The outstanding principal balance of this note at December 31, 2019 was $65,500.

The future maturities are as follows:

December 31, 2020 (remaining six months)	$12,000
December 31, 2021	68,000
$80,000

B.	Lines of credit consists of two agreements with a related party.

1)	On April 4, 2019, Kona entered into a Line of Credit Agreement with Robert Clark, the Company’s President, Chief Executive Officer, and Chairman of the Board, as the lender. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bears interest at the rate of zero percent per annum. The line of credit matures on April 4, 2021, at which time all outstanding principal amounts and accrued interest are due and payable. The outstanding principal balance as of December 31, 2019 was $992,151.

2)	On August 29, 2019, Gold Leaf entered into a Line of Credit Agreement with Robert Clark, the Company’s President, Chief Executive Officer, and Chairman of the Board, as the lender. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of zero percent per annum. The line of credit matures on August 29, 2021, at which time all outstanding principal amounts and accrued interest are due and payable. The outstanding principal balance as of December 31, 2019 was $100,000.